Related Party Transactions and Balances (Details Narrative) - CAD ($)						12 Months Ended
	Nov. 01, 2016	Sep. 09, 2016	Sep. 02, 2016	Apr. 01, 2016	Feb. 29, 2016	Aug. 31, 2018	Aug. 31, 2017	Aug. 31, 2016	Feb. 26, 2016	Nov. 18, 2015	Aug. 31, 2015
Disclosure of transactions between related parties [line items]
Trade and other payables						$ 703,306	$ 529,823
Trade And Other Payables [Member]
Disclosure of transactions between related parties [line items]
Directors fees						40,400	10,200
Chief Financial Officer [Member]
Disclosure of transactions between related parties [line items]
Accrued management fees per month						5,000	5,000	$ 5,000
President [Member] | Employment Agreement [Member]
Disclosure of transactions between related parties [line items]
Base salary		$ 90,000
Grant		100,000
Reduction of salary		10
Provisions for additional compensation per month		$ 1,500
Description of compensation		The gross compensation earned by the President from Torinit during June, July and August of 2017 (the “Period”), reduces the overall compensation earned by the President below $7,500 in any such month during the Period.
Director [Member]
Disclosure of transactions between related parties [line items]
Option grant, in shares				30,000
Director And Officer [Member]
Disclosure of transactions between related parties [line items]
Option grant, in shares	50,000	130,000
Torinit Technologies Inc [Member]
Disclosure of transactions between related parties [line items]
Description of compensation			The Company agreed to compensate Torinit the sum of $8,000 per month based on 320 hours per month for a 12 month period.
Trade and other payables						23,961	23,961
Former President [Member]
Disclosure of transactions between related parties [line items]
Promissory note payable
Interest payable on promissory note								$ 496			$ 838
Issue of promissory note									$ 10,000
Accumulated interest due									$ 113,844
Interest rate									10.00%
Number of stock issued										114,009
Number of convertible instrument, Value					$ 38,239
Number of convertible instrument, Units					12,746
Grown Rogue Unlimited LLC [Member]
Disclosure of transactions between related parties [line items]
Advance receivable						$ 49,415